NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.NATURE OF OPERATIONS

Mondee Holdings II, Inc., a wholly owned subsidiary of Mondee Holdings, LLC (“Holdings”, “Parent”), is a Delaware corporation formed on April 25, 2012. We refer to Mondee Holdings II, Inc. and its subsidiaries collectively as “Mondee,” the “Company,” “us,” “we” and “our” in these condensed consolidated financial statements. Mondee is a rapid-growth, travel technology company and marketplace with a portfolio of globally recognized brands in the leisure and corporate travel sectors. Mondee provides state-of-the art technologies, operating systems and services that modernize travel market transactions to better serve travelers seeking enhanced life-style choices directly or through travel affiliates. These technology- led platforms, combined with Mondee’s distribution network, access to global travel inventory and its extensive, negotiated travel content, create a modern travel marketplace. The Company believes this modern travel marketplace provides enhanced options to the increasingly discerning traveler, on efficient consumer- friendly distribution platforms that support its travel supplier partners in utilizing highly perishable travel inventory. In addition to the rapid development of a modern travel marketplace, Mondee is increasingly focused on expanding its marketplace to the gig economy segment of the travel market. The Company believes gig workers are seeking more flexible, diverse content travel services and that its platform is well suited to serve them. The Company also offers a new subscription incentive-based behavioral change platform that is designed to be user-friendly to make booking business trips rewarding for both the traveler and the corporation.

Basis of presentation

The condensed consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting.

The condensed consolidated financial statements as of March 31, 2022 and March 31, 2021 and accompanying notes are unaudited. The condensed consolidated balance sheet as of December 31, 2021, included herein was derived from the audited consolidated financial statements as of that date. Certain information and note disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. As such, the information included herein should be read in conjunction with the consolidated financial statements and accompanying notes as of and for the year ended December 31, 2021, which provide a more complete discussion of the Company’s accounting policies and certain other information. The condensed consolidated financial statements were prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for a fair statement of the Company’s financial position as of March 31, 2022 and the results of operations and cash flows for the three months ended March 31, 2022 and 2021. The results of operations for the three months ended March 31, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

The condensed consolidated financial statements include the accounts of the Company and its wholly- owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

There have been no changes in accounting policies during the three months ended March 31, 2022 from those disclosed in the annual consolidated financial statements and related notes for the year ended December 31, 2021, except as described in “Recently Adopted Accounting Pronouncements” below.

Special Purpose Acquisition Company

In December 2021, the Company entered into an agreement and plans to merge (“the Merger”) with a subsidiary of ITHAX Acquisition Corp. (“ITHAX”), a publicly traded special purpose acquisition company.

The Company’s existing shareholders will retain 100% of their equity, which converts to 61.6% ownership of the outstanding shares of the post-combination company at closing, assuming no redemptions by ITHAX’s public shareholders. The transaction is expected to be completed during 2022. However, there can be no assurance as to when or if the closing of the Merger will occur. As a result of the proposed Merger, Mondee Holdings II, Inc. will be the surviving company and it will be renamed as “Mondee Holdings, Inc.”

Going concern

The Company has prepared its condensed consolidated financial statements assuming that the Company will continue as a going concern. The Company is required to make debt repayments aggregating to $13,743 and $9,742 up to March 31, 2023 and March 31, 2024, respectively. As of March 31, 2022, current liabilities are $65,759 and current assets are $54,166. Given that the Company has historically generated recurring net losses and negative cash flows from operations, it may be unable to make such specified debt repayments from operations when the balance is due. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. However, as of the date on which these condensed consolidated financial statements were available to be issued, the Company believes that its cash on hand, together with cash generated from sales and available line of credit, as further outlined immediately below, will satisfy its working capital and capital requirements for at least the next twelve months and accordingly, substantial doubt about the Company’s ability to continue as a going concern is alleviated.

In December 2021, the Company entered the Merger with ITHAX, see above for further details. Upon the consummation of the Merger, the Company’s future reported cash balance is estimated to increase by $172,000 assuming maximum shareholder redemption of common stock, or $307,000 assuming no redemptions, including up to $70,000 in gross proceeds from the Private Investment in Public Equity (“PIPE”) financing. Further, the Company has $16,590 of un-restricted cash and $15,000 in unused line of credit as of March 31, 2022, and Mondee was able to generate positive cash flow from operating activities in the three month period ending March 31, 2022. Although travel volumes remain materially lower than historic levels, travel trends improved during second half of 2020, and in 2021 and the first quarter of 2022. Management expects this will result in working capital benefits and positive cash flow. It remains difficult to forecast the seasonality for the upcoming quarters, given the uncertainty related to the duration of the impact from COVID-19 and the shape and timing of any sustained recovery.

COVID-19

During 2020, the COVID-19 pandemic had severely restricted the level of economic activity around the world, and is continuing to have an unprecedented effect on the global travel industry. The various government measures implemented to contain the COVID-19 pandemic, such as imposing restrictions on travel and business operations and advising or requiring individuals to limit or forgo their time outside of their homes, initially led to unprecedented levels of cancellations and continues to have a negative impact on the number of new travel bookings. While many countries have begun the process of vaccinating their residents against COVID-19, the large scale and challenging logistics of distributing the vaccines, as well as uncertainty over the efficacy of the vaccines against new variants of the virus, may contribute to delays in economic recovery. The spread of new variants of COVID-19 has caused uncertainty as to when restrictions will be lifted, if additional restrictions may be initiated or reimposed, if there will be permanent changes to travel behavior patterns, and the timing of distribution and administration of COVID-19 vaccines and other medical interventions globally. Overall, the full duration and total impact of COVID-19 remains uncertain, and it is difficult to predict how the recovery will unfold for the travel industry and, in particular, our business, going forward.

Even though there have been some improvements in the economic and operating conditions for our business since the outset of the COVID-19 pandemic, we cannot predict the long-term effects of the pandemic on our business or the travel and restaurant industries as a whole. If the travel industries are fundamentally changed by the COVID-19 pandemic in ways that are detrimental to our operating model, the Company’s business may continue to be adversely affected even as the broader global economy recovers.

Given the severe downturn in the global travel industry and the financial difficulties faced by many of our travel service providers, customers and marketing affiliates, we have increased our provision for allowance for doubtful accounts on receivables from our travel service providers and marketing affiliates. Moreover, due to the high level of cancellations of existing reservations, we have incurred, and may continue to incur, higher than normal cash outlays on chargebacks for prepaid reservations, including certain situations where we have already transferred the prepayment to the travel service provider. Any material increases in our allowance for doubtful accounts and chargebacks would have a corresponding adverse effect on our results of operations and related cash flows.

1.	NATURE OF OPERATIONS

Mondee Holdings II, Inc., a wholly owned subsidiary of Mondee Holdings, LLC (“Holdings”, “Parent”), is a Delaware corporation formed on April 25, 2012. We refer to Mondee Holdings II, Inc. and its subsidiaries collectively as “Mondee,” the “Company,” “us,” “we” and “our” in these consolidated financial statements. Mondee is a rapid-growth, travel technology company and marketplace with a portfolio of globally recognized brands in the leisure and corporate travel sectors. Mondee provides state-of-the art technologies, operating systems and services that modernize travel market transactions to better serve travelers seeking enhanced life-style choices directly or through travel affiliates. These technology-led platforms, combined with Mondee’s distribution network, access to global travel inventory and its extensive, negotiated travel content, create a modern travel marketplace. The Company believes this modern travel marketplace provides enhanced options to the increasingly discerning traveler, on efficient consumer- friendly distribution platforms that support its travel supplier partners in utilizing highly perishable travel inventory. In addition to the rapid development of a modern travel marketplace, Mondee is increasingly focused on expanding its marketplace to the gig economy segment of the travel market. The Company believes gig workers are seeking more flexible, diverse content travel services and that its platform is well suited to serve them. The Company also offers a new subscription incentive-based behavioral change platform that is designed to be user-friendly to make booking business trips rewarding for both the traveler and the corporation.

Basis of presentation

The consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Revisions of Previously Issued Financial Statements

During the preparation of the consolidated financial statements for year 2021, we identified a misstatement related to the related party disclosure in previously issued financial statements for the years ended December 31, 2020 and December 31, 2019. The previously disclosed related party transaction and balances at year end with respect to affiliate entities were not bifurcated between the three legal entities operating under the same brand name. This misstatement only impacted the footnote disclosure and did not impact previously reported consolidated financial statements.

We assessed the materiality of the misstatement and concluded it was not material to the Company’s previously issued consolidated financial statements for the years ended December 31, 2020 and December 31, 2019 and that amendments of previously issued financial statements were therefore not required. However, we elected to revise the previously reported amounts in the related party disclosure to bifurcate the transactions for the year ended and balances as at year end between the three legal entities. The revision applies to the previously reported amounts for related party transactions for the year ended December 31, 2020.

Special Purpose Acquisition Company

In December 2021, the Company entered into an agreement and plans to merge (“the Merger”) with a subsidiary of ITHAX Acquisition Corp. (“ITHAX”), a publicly traded special purpose acquisition company. The Company’s existing shareholders will retain 100% of their equity, which converts to 62.9% ownership of the outstanding shares of the post-combination company at closing, assuming no redemptions by ITHAX’s public shareholders. The transaction is expected to be completed during 2022. However, there can be no assurance as to when or if the closing of the Merger will occur. As a result of the proposed Merger, Mondee Holdings II, Inc. will be the surviving company and it will be renamed as “Mondee Holdings, Inc.”

Going concern

The Company has prepared its consolidated financial statements assuming that the Company will continue as a going concern. As of December 31, 2021, the Company is required to make debt repayments aggregating to $11,401 and $9,814 in 2022 and 2023, respectively. The Company applied for and received gross proceeds of $3,576 in February 2021 from the second tranches of the PPP loan, of which $1,576 has been forgiven as of December 31, 2021. While the Company currently believes that its use of the remaining PPP loan proceeds will meet the conditions for forgiveness of the PPP loan, it is not guaranteed. As of December 31, 2021, current liabilities are $48,450 and current assets are $40,691. Given that the Company has historically generated recurring net losses and negative cash flows from operations, it may be unable to make such specified debt repayments when the balance is due. These conditions raise substantial doubt about the Company’s ability to continue as a going concern, for a period of twelve months following the date of issuance of the consolidated financial statements for the year ended December 31, 2021. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In December 2021, the Company entered the Merger with ITHAX, see above for further details. Upon the consummation of the Merger, the Company’s future reported cash balance is estimated to increase by $150,000 assuming maximum shareholder redemption of common stock, or $267,144 assuming no redemptions, including up to $50,000 in gross proceeds from the Private Investment in Public Equity (“PIPE”) financing. Further, the Company has $15,506 of un-restricted cash and $15,000 in unused line of credit as of December 31, 2021. Although travel volumes remain materially lower than historic levels, travel trends improved during the second half of 2020, and in 2021. Management expects this would result in working capital benefits and positive cash flow more akin to typical historical trends. It remains difficult to forecast the seasonality for the upcoming quarters, given the uncertainty related to the duration of the impact from COVID-19 and the shape and timing of any sustained recovery.

COVID-19

During 2020, the COVID-19 pandemic has severely restricted the level of economic activity around the world, and is continuing to have an unprecedented effect on the global travel industry. The various government measures implemented to contain the COVID-19 pandemic, such as imposing restrictions on travel and business operations and advising or requiring individuals to limit or forgo their time outside of their homes, initially led to unprecedented levels of cancellations and continues to have a negative impact on the number of new travel bookings. While many countries have begun the process of vaccinating their residents against COVID-19, the large scale and challenging logistics of distributing the vaccines, as well as uncertainty over the efficacy of the vaccines against new variants of the virus, may contribute to delays in economic recovery. The spread of new variants of COVID-19 has caused uncertainty as to when restrictions will be lifted, if additional restrictions may be initiated or reimposed, if there will be permanent changes to travel behavior patterns, and the timing of distribution and administration of COVID-19 vaccines and other medical interventions globally. Overall, the full duration and total impact of COVID-19 remains uncertain, and it is difficult to predict how the recovery will unfold for the travel industry and, in particular, our business, going forward.

Even though there have been some improvements in the economic and operating conditions for our business since the outset of the COVID-19 pandemic, we cannot predict the long-term effects of the pandemic on its business or the travel and restaurant industries as a whole. If the travel industries are fundamentally changed by the COVID-19 pandemic in ways that are detrimental to our operating model, the Company’s business may continue to be adversely affected even as the broader global economy recovers.

Given the severe downturn in the global travel industry and the financial difficulties faced by many of our travel service providers, customers and marketing affiliates, we have increased our provision for allowance for doubtful accounts on receivables from our travel service providers and marketing affiliates. Moreover, due to the high level of cancellations of existing reservations, we have incurred, and may continue to incur, higher than normal cash outlays on chargebacks for prepaid reservations, including certain situations where we have already transferred the prepayment to the travel service provider. Any material increases in our allowance for doubtful accounts and chargebacks would have a corresponding adverse effect on our results of operations and related cash flows.